Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (24,772,460)	¥ (172,460,914)	¥ (394,797,299)	¥ 422,506,242
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	(466,245)	(3,245,903)	12,501,586	(36,377,776)
Other comprehensive (loss) income	(466,245)	(3,245,903)	12,501,586	(36,377,776)
Comprehensive income (loss)	(25,238,705)	(175,706,817)	(382,295,713)	386,128,466
Less: comprehensive income (loss) attributable to noncontrolling interest	(1,113,029)	(7,748,689)	(6,934,658)	13,037,401
Comprehensive income (loss) attributable to ordinary shareholders	$ (24,125,676)	¥ (167,958,128)	¥ (375,361,055)	¥ 373,091,065